Earnout Liabilities	6 Months Ended
Jun. 30, 2022
Earnout Liability [Abstract]
Earnout Liabilities	Earnout Liabilities

	Sponsor Earnout	Forfeiture Earnout	Total Earnout Liabilities
As of December 31, 2021	$-	$-	$-
Additions	$8,022	$6,135	$14,157
Change in fair value of financial instruments	(4,911)	(5,130)	(10,041)
Reclassification to equity	-	(1,005)	(1,005)
As of June 30, 2022	$3,111	$-	$3,111
Sponsor Earnout

During the period between the Closing and the five-year anniversary of the Closing, the Sponsor has agreed not to sell, transfer or otherwise dispose of 1,869,000 shares of Class A common stock (“Sponsor Earnout”). The Sponsor Earnout is subject to potential forfeiture to the Company for no consideration until the occurrence of each tranche’s respective earnout triggering event. The earnout triggering events related to achieving a volume-weighted average trading sale price (“VWAP”) greater than or equal to $12.50, $15.00 and $20.00, respectively, for any 10 trading days within any 20 consecutive trading day period were not satisfied during the six months ended June 30, 2022. As a result, the 1,869,000 shares of Class A common stock were not vested and are subject to transfer restrictions and contingent forfeiture provisions.

The Sponsor Earnout was initially recognized as a liability with a fair value of $8.0 million and remeasured to a fair value of $3.1 million as of June 30, 2022.

Forfeiture Earnout

In connection with the Closing, the Company delivered 310,127 shares of the Company’s Class A common stock to an escrow account (“Forfeiture Escrow Shares”). The Forfeiture Escrow Shares were held in escrow for a 30-day adjustment period subsequent to the Closing Date, subject to forfeiture, depending on the VWAP. If the VWAP during the adjustment period was $10.00 or more, all Forfeiture Escrow Shares would be released. For the five-year period following the adjustment period, if the closing price of the shares on the principal exchange or securities market on which such securities are listed or quoted is at or above $15.00 for 10 out of 20 trading days, which does not have to be consecutive, the stockholders will have the right to receive their respective portions of shares back.

The shares were forfeited because the VWAP was below $10.00. The Forfeiture Share Earnout was initially recognized as a liability with a fair value of $6.1 million. The liability was remeasured to a fair value of $1.0 million at the end of the adjustment period and reclassified as an equity instrument.